Financial Risk Management (Details 6) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Financial liabilities
- Bank overdrafts	₨ 1,553,203	$ 22,454	₨ 2,121,537	₨ 991,161
Fixed interest rate [member]
Financial assets
- Fixed deposits with banks	446,224		413,082
- Investment in debt securities	192,929		144,008
Financial liabilities
- Borrowings from banks	63,940		609,382
- Borrowings from others	2,441,199		1,464,637
Floating interest rate [member]
Financial liabilities
- Borrowings from banks	4,153,170		1,411,846
- Bank overdrafts	₨ 1,553,203		₨ 2,121,537